Capital disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total debt	$ 595	$ 571	$ 857
Cash and short-term investments	1,568	461	12
Cheques issued in excess of funds on deposit	0	0	12
Net debt	(1,039)	54	808
Shareholders’ equity	7,656	2,478	1,905
Total capital	$ 8,251	$ 3,049	$ 2,762
Total debt to total capital	7.00%	19.00%	31.00%
Total capital, net of cash	$ 6,617	$ 2,532	$ 2,713
Net debt to total capital	(16.00%)	2.00%	30.00%
Operating loans, excluding deferred financing costs
Disclosure of detailed information about borrowings [line items]
Total debt	$ 0	$ 0	$ 290
Current and long-term lease obligation
Disclosure of detailed information about borrowings [line items]
Total debt	28	6	8
Long-term debt, excluding deferred financing costs
Disclosure of detailed information about borrowings [line items]
Total debt	501	509	510
Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Total debt	1	6	2
Open letters of credit
Disclosure of detailed information about borrowings [line items]
Total debt	$ 65	$ 50	$ 47